Condensed Financial Information of the Company - Condensed Balance Sheets (Parenthetical) (Detail)	Dec. 31, 2017 $ / shares shares	Dec. 31, 2016 ¥ / shares shares	May 31, 2014 shares
Ordinary shares, shares authorized			10,000,000,000
Treasury stock, shares	0	25,368,080
Parent Company [Member]
Treasury stock, shares	0	25,368,080
Common Class A [Member]
Ordinary shares, par value | $ / shares	$ 0.000025
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000
Ordinary shares, shares issued	415,250,897	410,608,263
Ordinary shares, shares outstanding	409,345,857	380,922,773
Common Class A [Member] | Parent Company [Member]
Ordinary shares, par value | (per share)	$ 0.000025	¥ 0.000025
Ordinary shares, shares authorized	7,600,000,000	7,600,000,000
Ordinary shares, shares issued	415,250,897	410,608,263
Ordinary shares, shares outstanding	409,345,857	380,922,773
Common Class B [Member]
Ordinary shares, par value | $ / shares	$ 0.000025
Ordinary shares, shares authorized	1,400,000,000	1,400,000,000
Ordinary shares, shares issued	1,006,398,742	1,015,128,452
Ordinary shares, shares outstanding	992,705,325	1,003,326,973
Common Class B [Member] | Parent Company [Member]
Ordinary shares, par value | (per share)	$ 0.000025	¥ 0.000025
Ordinary shares, shares authorized	1,400,000,000	1,400,000,000
Ordinary shares, shares issued	1,006,398,742	1,015,128,452
Ordinary shares, shares outstanding	992,705,325	1,003,326,973